Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) continuing operating activities	$ 176,394	$ 153,904	$ 138,910
Net cash provided by discontinued operating activities	76	15	574
Net cash provided by (used in) operating activities	176,470	153,919	139,484
Purchases of property and equipment	(95,233)	(132,592)	(194,647)
Sale of management rights and intellectual property	210,000
Collection of notes receivable	4,480	2,465	4,161
Increase in restricted cash and cash equivalents	(5,060)
Other investing activities	869	1,848	148
Net cash provided by (used in) investing activities - continuing operations	115,056	(128,279)	(190,338)
Net cash used in investing activities - discontinued operations			(1,460)
Net cash provided by (used in) investing activities	115,056	(128,279)	(191,798)
Net repayments under credit facility	(55,000)	(100,000)
Repurchases of senior notes			(26,965)
Deferred financing costs paid	(376)	(10,074)
Proceeds from the issuance of common stock	32,722
Repurchase of Company stock for retirement	(185,400)
Payment of dividend	(62,007)
Proceeds from exercise of stock option and purchase plans	25,336	4,828	26,075
Excess tax benefit from stock-based compensation	6,736
Other financing activities, net	(755)	(404)	(2,427)
Net cash used in financing activities - continuing operations	(238,744)	(105,650)	(3,317)
Net cash used in financing activities - discontinued operations
Net cash used in financing activities	(238,744)	(105,650)	(3,317)
Net change in cash and cash equivalents	52,782	(80,010)	(55,631)
Cash and cash equivalents - unrestricted, beginning of period	44,388	124,398	180,029
Cash and cash equivalents - unrestricted, end of period	97,170	44,388	124,398
Parent Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) continuing operating activities	67,789	31,002	(54,296)
Net cash provided by discontinued operating activities
Net cash provided by (used in) operating activities	67,789	31,002	(54,296)
Purchases of property and equipment	(7,362)	(6,110)	(1,772)
Sale of management rights and intellectual property	20,000
Collection of notes receivable
Increase in restricted cash and cash equivalents
Other investing activities		3
Net cash provided by (used in) investing activities - continuing operations	12,638	(6,107)	(1,772)
Net cash used in investing activities - discontinued operations
Net cash provided by (used in) investing activities	12,638	(6,107)	(1,772)
Net repayments under credit facility	65,000	(100,000)
Repurchases of senior notes			(26,965)
Deferred financing costs paid	(376)	(10,074)
Proceeds from the issuance of common stock	32,722
Repurchase of Company stock for retirement	(185,400)
Payment of dividend	(62,007)
Proceeds from exercise of stock option and purchase plans	25,336	4,828	26,075
Excess tax benefit from stock-based compensation	6,736
Other financing activities, net			(1,000)
Net cash used in financing activities - continuing operations	(117,989)	(105,246)	(1,890)
Net cash used in financing activities - discontinued operations
Net cash used in financing activities	(117,989)	(105,246)	(1,890)
Net change in cash and cash equivalents	(37,562)	(80,351)	(57,958)
Cash and cash equivalents - unrestricted, beginning of period	37,562	117,913	175,871
Cash and cash equivalents - unrestricted, end of period		37,562	117,913
Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) continuing operating activities	120,000
Net cash provided by discontinued operating activities
Net cash provided by (used in) operating activities	120,000
Purchases of property and equipment
Sale of management rights and intellectual property
Collection of notes receivable
Increase in restricted cash and cash equivalents
Other investing activities
Net cash provided by (used in) investing activities - continuing operations
Net cash used in investing activities - discontinued operations
Net cash provided by (used in) investing activities
Net repayments under credit facility	(120,000)
Repurchases of senior notes
Deferred financing costs paid
Proceeds from the issuance of common stock
Repurchase of Company stock for retirement
Payment of dividend
Proceeds from exercise of stock option and purchase plans
Excess tax benefit from stock-based compensation
Other financing activities, net
Net cash used in financing activities - continuing operations	(120,000)
Net cash used in financing activities - discontinued operations
Net cash used in financing activities	(120,000)
Net change in cash and cash equivalents
Cash and cash equivalents - unrestricted, beginning of period
Cash and cash equivalents - unrestricted, end of period
Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) continuing operating activities	(490)
Net cash provided by discontinued operating activities
Net cash provided by (used in) operating activities	(490)
Purchases of property and equipment	(105)
Sale of management rights and intellectual property
Collection of notes receivable
Increase in restricted cash and cash equivalents
Other investing activities
Net cash provided by (used in) investing activities - continuing operations	(105)
Net cash used in investing activities - discontinued operations
Net cash provided by (used in) investing activities	(105)
Net repayments under credit facility
Repurchases of senior notes
Deferred financing costs paid
Proceeds from the issuance of common stock
Repurchase of Company stock for retirement
Payment of dividend
Proceeds from exercise of stock option and purchase plans
Excess tax benefit from stock-based compensation
Other financing activities, net
Net cash used in financing activities - continuing operations
Net cash used in financing activities - discontinued operations
Net cash used in financing activities
Net change in cash and cash equivalents	(595)
Cash and cash equivalents - unrestricted, beginning of period
Cash and cash equivalents - unrestricted, end of period	(595)
Non-Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) continuing operating activities	(10,905)	122,902	193,206
Net cash provided by discontinued operating activities	76	15	574
Net cash provided by (used in) operating activities	(10,829)	122,917	193,780
Purchases of property and equipment	(87,766)	(126,482)	(192,875)
Sale of management rights and intellectual property	190,000
Collection of notes receivable	4,480	2,465	4,161
Increase in restricted cash and cash equivalents	(5,060)
Other investing activities	869	1,845	148
Net cash provided by (used in) investing activities - continuing operations	102,523	(122,172)	(188,566)
Net cash used in investing activities - discontinued operations			(1,460)
Net cash provided by (used in) investing activities	102,523	(122,172)	(190,026)
Net repayments under credit facility
Deferred financing costs paid
Proceeds from the issuance of common stock
Repurchase of Company stock for retirement
Payment of dividend
Proceeds from exercise of stock option and purchase plans
Excess tax benefit from stock-based compensation
Other financing activities, net	(755)	(404)	(1,427)
Net cash used in financing activities - continuing operations	(755)	(404)	(1,427)
Net cash used in financing activities - discontinued operations
Net cash used in financing activities	(755)	(404)	(1,427)
Net change in cash and cash equivalents	90,939	341	2,327
Cash and cash equivalents - unrestricted, beginning of period	6,826	6,485	4,158
Cash and cash equivalents - unrestricted, end of period	97,765	6,826	6,485
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) continuing operating activities
Net cash provided by discontinued operating activities
Net cash provided by (used in) operating activities
Purchases of property and equipment
Sale of management rights and intellectual property
Collection of notes receivable
Increase in restricted cash and cash equivalents
Other investing activities
Net cash provided by (used in) investing activities - continuing operations
Net cash used in investing activities - discontinued operations
Net cash provided by (used in) investing activities
Net repayments under credit facility
Repurchases of senior notes
Deferred financing costs paid
Proceeds from the issuance of common stock
Repurchase of Company stock for retirement
Payment of dividend
Proceeds from exercise of stock option and purchase plans
Excess tax benefit from stock-based compensation
Other financing activities, net
Net cash used in financing activities - continuing operations
Net cash used in financing activities - discontinued operations
Net cash used in financing activities
Net change in cash and cash equivalents
Cash and cash equivalents - unrestricted, beginning of period
Cash and cash equivalents - unrestricted, end of period